COMMITMENTS AND CONTINGENCIES - Underwriting Agreement (Details)					6 Months Ended	12 Months Ended
	Jan. 14, 2022 $ / shares shares	Nov. 22, 2021 USD ($) shares	Jun. 16, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2024 shares	Dec. 31, 2023 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Underwriters option period					45 days	45 days
Number of units issued	11,500,000
Unit price | $ / shares	$ 10.10
Reverse stock split, conversion ratio		2
Founder Shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of shares issued		55,000		4,312,500	500,000
Aggregate purchase price | $		$ 478		$ 25,000
Aggregate number of shares owned		2,125,000
Founder Shares | Alliance Global Partners
COMMITMENTS AND CONTINGENCIES
Number of shares transferred			1,207,500
Value of shares transferred | $			$ 7,000
Aggregate number of shares owned		750,000
Over-allotment Units
COMMITMENTS AND CONTINGENCIES
Number of units issued	1,500,000				1,500,000	1,500,000
Unit price | $ / shares	$ 10.00
Underwriting fee | $						$ 500,000